Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Notes
15.	CONVERTIBLE NOTES

Effective as of February 7, 2012, the Company entered into a convertible note agreement via its wholly-owned subsidiary, Paradise, with two Australian investment funds, pursuant to which Paradise issued $7,500,000 in principal amount of notes due 12 months from the issue date (the “Notes”), which bear interest at a nominal rate of 10% per annum (the actual amount of effective interest depends upon the event that triggers repayment). It was the intention that if within 12 months of the completion date of the agreement, Paradise conducted a public offering of securities in Australia and those securities were listed on ASX, then the convertible notes would be converted into ordinary shares of Paradise at a conversion rate which was based on the pre-money value of Paradise at the time of the public offering of securities. The note agreement calls for an adjustment to the repayment factor if Paradise did not complete the public offering, as defined. On April 30, 2012, Paradise raised a further A$2,500,000 via an increase in the convertible note facility on the same terms and conditions set out for the A$7,500,000. The A$10,000,000 convertible note was due for repayment on March 10, 2013. Acorn agreed to extend the repayment date for 2 months under certain conditions including the finalisation of a term sheet for an off-take agreement prior to March 10, 2013. Paradise has entered into a term sheet with a third party and the repayment date was extended to May 10, 2013.

Paradise did not proceed with the IPO and listing on ASX due to market conditions and the advanced state of discussions with strategic partners at the time.

On April 11, 2013 the Company entered into a new agreement with Acorn to finalise repayment of the convertible note by April 29, 2013. The cash payment made by April 29, 2013 was A$16,929,000 made up of the principal amount of A$10,000,000 paid on April 12, 2013 plus interest of approximately A$1,183,000 divided by a repayment factor of 0.66 equating to A$5,746,000 and all mortgages and securities held over Legend’s shares in Paradise and Paradise’s phosphate assets have been released.

15.       CONVERTIBLE NOTES

Effective as of February 7, 2012, the Company entered into a convertible note agreement via its wholly-owned subsidiary, Paradise, with two Australian investment funds, pursuant to which Paradise issued A$7.5 million in principal amount of notes due 12 months from the issue, which bear interest at a nominal rate of 10% per annum (the actual amount of effective interest depends upon the event that triggers repayment). If, within 12 months of the completion date of the agreement, Paradise conducted a public offering of securities in Australia and those securities were listed on ASX, then the convertible notes would be converted into ordinary shares of Paradise at a conversion rate which is based on the pre-money value of Paradise at the time of the public offering of securities. The note agreement calls for an adjustment to the repayment factor if Paradise does not complete the public offering, as defined. On April 30, 2012, Paradise raised a further A$2.5 million via an increase in the convertible note facility on the same terms and conditions set out for the A$7.5 million. As at December 31, 2012 interest of $851,000 (US$883,000) has been incurred on the convertible notes which is included in current liabilities – accrued financing costs. The A$10 million convertible note was due for repayment on March 10, 2013. Acorn has agreed to extend the repayment date for 2 months under certain conditions including the finalisation of a term sheet for an off-take agreement prior to March 10, 2013. Paradise has entered into a term sheet with a third party and the repayment date has been extended to May 10, 2013.

Paradise did not proceed with the IPO and listing on ASX due to market conditions and the advanced state of strategic partners at the time.

The approximate cash repayment due at May 10, 2013 is A$17,900,000 (US$18,500,000), made up of the principal amount of $10,000,000 plus interest of approximately $1,200,000 multiplied by a repayment factor of 0.625, equating to A$6,700,000.

The Company expects to repay the convertible note by April 10, 2013, and therefore as of December 31, 2012, Paradise has accrued additional financing cost representing the repayment factor of .66 equating to A$5,590,000 (US$5,798,000) which is included in financing cost expense and in current liabilities – accrued financing costs in the accompanying 2012 financial statements.